Financial Debt (Tables)	6 Months Ended
Jun. 30, 2026
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Recoverable cash advances - Non-current	8,769	8,276
Recoverable cash advances - Current	282	333
Total Recoverable cash advances	9,051	8,609
EIB finance agreement - Non-current	18,787	7,793
EIB accrued interest - Current	525	—
Synthetic warrants - Non-current	7,420	1,601
Total EIB	26,732	9,394
Convertible bond - Current	22,328	22,657
Total convertible bond	22,328	22,657
Total financial debt	58,111	40,660
Non-current	34,976	17,670
Current	23,135	22,990

Schedule of recoverable cash advances received

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	669	38
Clinical trial (6840)	2,400	2,400	585	44
Activation chip improvements (7388)	1,467	1,467	117	58
Total	7,627	7,627	1,959	148

*Excluding interests

Schedule of fair value recoverable cash advances

	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Contract 6472	1,797	1,697
Contract 6839	2,344	2,229
Contract 6840	2,784	2,650
Contract 7388	2,126	2,033
Total recoverable cash advances	9,051	8,609
Non-current	8,769	8,276
Current	282	333
Total recoverable cash advances	9,051	8,609

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2026	2025
As at January 1	8,609	8,871
Advances reimbursed (excluding interests)	(49)	—
Interests paid	(5)	—
Initial measurement and re-measurement	(30)	(25)
Discounting impact	526	539
As at June 30	9,051	9,385

Schedule of sensitivity analysis fair value recoverable cash advances explanatory

Fair Value of Liabilities (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,372	9,817	10,106
0%	8,531	9,051	9,398
25%	7,808	8,380	8,770
*

A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8% instead of 5% while the one used for the variable part is 9.4% instead of 12.5%.

Schedule of change in loan facility, prepayment option and synthetic warrants

Change in loan facility for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	7,793	6,898
Effective interest rate adjustment	256	195
As at June 30	8,049	7,093

Change in synthetic warrants for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	1,601	3,204
Fair value adjustment	2,603	(508)
As at June 30	4,204	2,696

Change in prepayment option for Tranche A can be summarized as follows:

(in EUR 000)	2026	2025
As at January 1	(91)	(112)
Fair value adjustment	36	(58)
As at June 30	(55)	(170)

Change in loan facility for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
New debt	13,750
Transaction cost related to loans and borrowings	(20)
Separation of non-closely related embedded derivates	(3,005)
Subtotal: Initial recognition	10,725
Effective interest rate adjustment	13
As at June 30	10,738

Change in synthetic warrants for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
Separation of non-closely related embedded derivates	3,016
Fair value adjustment	200
As at June 30	3,216

Change in prepayment option for Tranche B can be summarized as follows:

(in EUR 000)	2026
As at January 1	—
Separation of non-closely related embedded derivates	(11)
As at June 30	(11)

Schedule of valuation model

Per June 30,
2026
Coupon (interest) rate	6.5%
Conversion price	1.48
Stock price	1.51
Return dividend	0.0%
Expected volatility	68.52%
Discount rate	11.16%

Schedule of changes in convertible bonds

Per June 30,
(in EUR 000)	2026
As at January 1, 2025	31,243
Fair value adjustment	2,601
Conversion to shares	(4,406)
Total fair value	29,438
Day 1 loss at December 31, 2025	(8,586)
Amortization	1,476
Total day 1 loss as at June 30	(7,110)
Total convertible bond as at June 30	22,328